UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2004

Date of reporting period: June 30, 2004

                             [GRAPHIC APPEARS HERE]

                            THE ADAMS EXPRESS COMPANY
                            -------------------------

Board of Directors

Enrique R. Arzac /1/,/2/           W. Perry Neff /2/,/4/
Phyllis O. Bonanno /1/,/3/         Douglas G. Ober /1/
Daniel E. Emerson /1/,/3/          Landon Peters /2/,/3/
Thomas H. Lenagh /1/,/4/           John J. Roberts /1/
W.D. MacCallan /3/,/4/             Susan C. Schwab /2/,/4/
Kathleen T. McGahran /2/,/4/       Robert J.M. Wilson /1/,/3/

1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Benefits Committee

Officers

Douglas G. Ober                    Chairman and Chief Executive Officer
Joseph M. Truta                    President
Lawrence L. Hooper, Jr.            Vice President, General Counsel and Secretary
Maureen A. Jones                   Vice President, Chief Financial Officer and
                                     Treasurer
Stephen E. Kohler                  Vice President--Research
D. Cotton Swindell                 Vice President--Research
Christine M. Sloan                 Assistant Treasurer
Geraldine H. Pare                  Assistant Secretary

                                   ----------
                                   Stock Data
                                   ----------

Market Price (6/30/04)                                              $   12.72
Net Asset Value (6/30/04)                                           $   14.79
Discount:                                                               14.0%

New York Stock Exchange and Pacific Exchange ticker symbol: ADX
NASDAQ Mutual Fund Quotation Symbol: XADEX
Newspaper stock listings are generally under the abbreviation: AdaEx

                              ---------------------
                              Distributions in 2004
                              ---------------------

From Investment Income (paid or declared)                           $    0.13
From Net Realized Gains                                                  0.02
                                                                    ---------
Total                                                               $    0.15
                                                                    =========

                           ---------------------------
                           2004 Dividend Payment Dates
                           ---------------------------

                                 March 1, 2004
                                 June 1, 2004
                                 September 1, 2004
                                 December 27, 2004*

                           *Anticipated

                             LETTER TO STOCKHOLDERS
-------------------------------------------------------------------------------

We submit herewith the audited financial statements of the Company for the six months ended June 30, 2004. Also provided are the report of the independent registered public accounting firm, a schedule of investments and summary financial information.

Net assets of the Company at June 30, 2004 were $14.79 per share on 84,408,612 shares outstanding, compared with $14.36 per share at December 31, 2003 on 84,886,412 shares outstanding. On March 1, 2004, a distribution of $0.05 per share was paid, consisting of $0.01 from 2003 long-term capital gain, $0.01 from 2003 short-term capital gain, and $0.03 from 2003 investment income, all taxable in 2004. A 2004 investment income dividend of $0.05 per share was paid on June 1, 2004 and another $0.05 investment income dividend has been declared to shareholders of record August 17, 2004, payable on September 1, 2004.

Net investment income for the six months ended June 30, 2004 amounted to $7,719,995, compared with $7,115,861 for the same period in 2003. These earnings are equal to $0.09 per share on the average number of shares outstanding during each period.

Net capital gain realized on investments for the six months ended June 30, 2004 amounted to $22,800,007, the equivalent of $0.27 per share.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its site on the Internet. The address for the website is www.adamsexpress.com. Also available at the website are a history of the Company, historical financial information, and more general industry material. Further information regarding shareholder services is located on page 15 of this report.

The Company is an internally-managed equity fund whose investment policy is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,

/s/ Douglas G. Ober,
Douglas G. Ober,
Chairman and
Chief Executive Officer

/s/ Joseph M. Truta,
Joseph M. Truta,
President

July 23, 2004

                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                  June 30, 2004

Assets
Investments* at value:
  Common stocks and convertible securities
    (cost $896,435,558)                                                 $ 1,172,484,319
  Non-controlled affiliate, Petroleum & Resources Corporation
    (cost $27,963,162)                                                       47,286,577
  Short-term investments (cost $23,485,648)                                  23,485,648
  Securities lending collateral (cost $70,493,153)                           70,493,153    $  1,313,749,697
---------------------------------------------------------------------------------------
Cash                                                                                                274,266
Receivables:
  Investment securities sold                                                                      1,486,964
  Dividends and interest                                                                            856,321
Prepaid expenses and other assets                                                                 7,030,110
-----------------------------------------------------------------------------------------------------------
    Total Assets                                                                              1,323,397,358
-----------------------------------------------------------------------------------------------------------
Liabilities
Investment securities purchased                                                                   1,167,174
Open written option contracts at value (proceeds $671,104)                                          355,925
Obligations to return securities lending collateral                                              70,493,153
Accrued expenses                                                                                  2,951,123
-----------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                            74,967,375
-----------------------------------------------------------------------------------------------------------
    Net Assets                                                                             $  1,248,429,983
===========================================================================================================
Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000
  shares; issued and outstanding 84,408,612 shares                                         $     84,408,612
Additional capital surplus                                                                      838,165,493
Undistributed net investment income                                                               7,336,095
Undistributed net realized gain on investments                                                   22,832,428
Unrealized appreciation on investments                                                          295,687,355
-----------------------------------------------------------------------------------------------------------
    Net Assets Applicable to Common Stock                                                  $  1,248,429,983
===========================================================================================================
    Net Asset Value Per Share of Common Stock                                              $          14.79
===========================================================================================================

*See Schedule of Investments on pages 8 through 10.

The accompanying notes are an integral part of the financial statements.

                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                         Six Months Ended June 30, 2004

Investment Income
  Income:
    Dividends:
      From unaffiliated issuers                                                            $      9,767,851
      From non-controlled affiliate                                                                 377,339
    Interest and other income                                                                       213,009
-----------------------------------------------------------------------------------------------------------
      Total income                                                                               10,358,199
-----------------------------------------------------------------------------------------------------------
  Expenses:
    Investment research                                                                           1,057,342
    Administration and operations                                                                   517,952
    Directors' fees                                                                                 153,375
    Reports and stockholder communications                                                          198,388
    Transfer agent, registrar and custodian expenses                                                172,688
    Auditing and accounting services                                                                 49,848
    Legal services                                                                                  105,565
    Occupancy and other office expenses                                                             205,370
    Travel, telephone and postage                                                                    48,070
    Other                                                                                           129,606
-----------------------------------------------------------------------------------------------------------
      Total expenses                                                                              2,638,204
-----------------------------------------------------------------------------------------------------------
      Net Investment Income                                                                       7,719,995
-----------------------------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation On Investments
  Net realized gain on security transactions                                                     22,660,987
  Net realized gain distributed by regulated investment company (non-controlled affiliate)          139,020
  Change in unrealized appreciation on investments                                               13,574,864
-----------------------------------------------------------------------------------------------------------
      Net Gain on Investments                                                                    36,374,871
-----------------------------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                                             $     44,094,866
===========================================================================================================

The accompanying notes are an integral part of the financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       Six Months Ended       Year Ended
                                                                         June 30, 2004    December 31, 2003
                                                                      -----------------   -----------------
From Operations:
    Net investment income                                               $     7,719,995   $      15,613,355
    Net realized gain on investments                                         22,800,007          49,120,443
    Change in unrealized appreciation on investments                         13,574,864         187,524,953
-----------------------------------------------------------------------------------------------------------
        Change in net assets resulting from operations                       44,094,866         252,258,751
-----------------------------------------------------------------------------------------------------------
Distributions to Stockholders from:
    Net investment income                                                    (6,770,361)        (14,099,163)
    Net realized gain from investment transactions                           (1,692,590)        (50,229,205)
-----------------------------------------------------------------------------------------------------------
        Decrease in net assets from distributions                            (8,462,951)        (64,328,368)
-----------------------------------------------------------------------------------------------------------
From Capital Share Transactions:
    Value of shares issued in payment of distributions                               --          32,667,930
    Cost of shares purchased (Note 4)                                        (6,064,388)        (26,545,949)
-----------------------------------------------------------------------------------------------------------
        Change in net assets from capital share transactions                 (6,064,388)          6,121,981
-----------------------------------------------------------------------------------------------------------
        Total Increase in Net Assets                                         29,567,527         194,052,364

Net Assets:
    Beginning of period                                                   1,218,862,456       1,024,810,092
-----------------------------------------------------------------------------------------------------------
    End of period (including undistributed net investment
       income of $7,336,095 and $6,386,461, respectively)             $   1,248,429,983   $   1,218,862,456
===========================================================================================================

The accompanying notes are an integral part of the financial statements.

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Security Valuation -- Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies -- Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at June 30, 2004 was $1,018,246,195 and net unrealized appreciation aggregated $296,174,606, of which the related gross unrealized appreciation and depreciation were $428,062,720 and $131,888,114, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company's capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

The Company's investment decisions are made by a committee, and recommendations to that committee are made by the research staff.

Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2004 were $93,347,907 and $78,599,807, respectively. Options may be written (sold) or purchased by the Company. The Company, as writer of an option, bears the risks of possible illiquidity of the option markets and from movements in security values. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of June 30, 2004 can be found on page 11.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2004 were as follows:

                                     Covered Calls        Collateralized Puts
                                 ---------------------   ---------------------
                                 Contracts    Premiums   Contracts    Premiums
                                 ---------   ---------   ---------   ---------
Options outstanding,
   December 31, 2003                 1,850   $ 229,289       3,100   $ 385,022

Options written                      4,015     435,752       5,110     568,151

Options terminated in closing
  purchase transactions               (900)    (93,746)       (650)    (81,026)

Options expired                     (1,100)   (113,958)     (3,750)   (456,809)

Options exercised                   (1,350)   (174,917)       (250)    (26,654)
------------------------------------------------------------------------------
Options outstanding,
  June 30, 2004                      2,515   $ 282,420       3,560   $ 388,684
==============================================================================

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2003, the Company issued 2,702,062 shares of its Common Stock at a price of $12.09 per share (the average market price on December 8, 2003) to stockholders of record on November 24, 2003 who elected to take stock in payment of the distribution from 2003 capital gain and investment income.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2004 and 2003 were as follows:

                                   Shares                      Amount
                           ------------------------  --------------------------
                           Six months                 Six months
                             ended      Year ended      ended       Year ended
                            June 30,   December 31,    June 30,    December 31,
                             2004          2003          2004          2003
                           ----------  ------------  ------------  ------------
Shares issued in payment
  of dividends                     --     2,702,062  $         --  $ 32,667,930

Shares purchased (at a
  weighted average
  discount from net
  asset value of
  13.1% and 11.2%,
  respectively)              (477,800)   (2,351,900)   (6,064,388)  (26,545,949)
-------------------------------------------------------------------------------
Net change                   (477,800)      350,162  $ (6,064,388) $  6,121,981
===============================================================================

--------------------------------------------------------------------------------

On June 30, 2004, the Company held a total of 824,650 shares of its Common Stock at a cost of $10,351,626. The Company held 346,850 shares of its Common Stock at a cost of $4,287,238 on December 31, 2003.

The Company has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company's Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the Common Stock at the date of surrender.

Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Company during subsequent years. At the beginning of 2004, 229,364 options were outstanding, with a weighted average exercise price of $12.07 per share. During the six months ended June 30, 2004, the Company granted options including stock appreciation rights for 62,067 shares of Common Stock at an original weighted average exercise price of $12.57. At June 30, 2004, there were outstanding exercisable options to purchase 127,417 common shares at $3.79-$18.41 per share (weighted average price of $12.43), and unexercisable options to purchase 164,014 common shares at $5.38-$18.41 per share (weighted average price of $11.95). The weighted average remaining contractual life of outstanding exercisable and unexercisable options is 6.18 years and 7.32 years, respectively. Total compensation expense recognized for the six months ended June 30, 2004 related to the stock options and stock appreciation rights plan was $58,994. At June 30, 2004, there were 1,180,685 shares available for future option grants.

5. Retirement Plans

The Company's non-contributory qualified defined benefit pension plan covers all full-time employees with at least one year of service. Benefits are based on length of service and compensation during the last five years of employment. The Company's policy is to contribute annually to the plan those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Company deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the six months ended June 30, 2004, no contributions to the plan have been made. The Company presently does not anticipate making any contributions to the plan in 2004.

In addition, the Company has a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan.

The following table aggregates the components of the plans' net periodic pension cost for the six months ended June 30:

                                                                   June 30, 2004
                                                                   -------------
Service cost                                                       $    153,537
Interest cost                                                           225,858
Expected return on plan assets                                         (373,421)
Amortization of prior service cost                                       63,989
Amortization of net loss                                                 56,601
--------------------------------------------------------------------------------
Net periodic pension cost                                          $    126,564
================================================================================

The Company also sponsors a defined contribution plan that covers substantially all employees. For the six months ended June 30, 2004, the Company expensed contributions of $75,303. The Company does not provide postretirement medical benefits.

6. Expenses

The cumulative amount of accrued expenses at June 30, 2004 for employees and former employees of the Company was $2,548,982. Aggregate remuneration paid or accrued during the six months ended June 30, 2004 to directors and key employees amounted to $1,173,116.

7. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of approximately 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At June 30, 2004, the Company had securities on loan of $69,157,669 and held collateral of $70,493,153, consisting of repurchase agreements, time deposits and commercial paper.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         Six Months Ended
                                     -------------------------                         Year Ended December 31
                                       June 30,      June 30,    -------------------------------------------------------------------
                                         2004          2003          2003         2002          2001          2000          1999
                                     -----------   -----------   -----------  -----------   -----------   -----------   -----------
Per Share Operating Performance*
Net asset value, beginning of
  period                             $     14.36   $     12.12   $     12.12  $     16.05   $     23.72   $     26.85   $     21.69
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                     0.09          0.09          0.19         0.20          0.26          0.26          0.25
  Net realized gains and change in
    unrealized appreciation                 0.43          0.92          2.85        (3.38)        (6.21)        (1.51)         6.71
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            0.52          1.01          3.04        (3.18)        (5.95)        (1.25)         6.96
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
  Dividends from net investment
    income                                 (0.08)        (0.07)        (0.17)       (0.19)        (0.26)        (0.22)        (0.26)
  Distributions from net realized
    gains                                  (0.02)        (0.03)        (0.61)       (0.57)        (1.39)        (1.63)        (1.37)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                        (0.10)        (0.10)        (0.78)       (0.76)        (1.65)        (1.85)        (1.63)
------------------------------------------------------------------------------------------------------------------------------------
  Capital share repurchases                 0.01          0.03          0.04         0.05          0.04          0.10            --
  Reinvestment of distributions               --            --         (0.06)       (0.04)        (0.11)        (0.13)        (0.17)
------------------------------------------------------------------------------------------------------------------------------------
Total capital share transactions            0.01          0.03         (0.02)        0.01         (0.07)        (0.03)        (0.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $     14.79   $     13.06   $     14.36  $     12.12   $     16.05   $     23.72   $     26.85
====================================================================================================================================
Per share market price, end of
  period                             $     12.72   $     11.81   $     12.41  $     10.57   $     14.22   $     21.00   $     22.38
Total Investment Return
  Based on market price                      3.3%         12.8%         25.2%       (20.6)%       (24.7)%         1.7%         36.1%
  Based on net asset value                   3.8%          8.7%         26.3%       (19.4)%       (24.7)%        (4.3)%        33.6%
Ratios/Supplemental Data
  Net assets, end of period
    (in 000's)                       $ 1,248,430   $ 1,082,406   $ 1,218,862  $ 1,024,810   $ 1,368,366   $ 1,951,563   $ 2,170,802
  Ratio of expenses to average
    net assets                              0.43%+        0.53%+        0.47%        0.34%         0.19%         0.24%         0.32%
  Ratio of net investment income to
    average net assets                      1.25%+        1.39%+        1.45%        1.42%         1.33%         0.97%         1.06%
  Portfolio turnover                       13.10%+       10.91%+       12.74%       17.93%        19.15%        12.74%        15.94%
  Number of shares outstanding at
        end of period (in 000's)*         84,409        82,909        84,886       84,536        85,233        82,292        80,842

----------------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000. Certain prior year amounts have been reclassified to conform to current year presentation.
+ Ratios presented on an annualized basis.

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                  June 30, 2004

                                                     Prin. Amt.
                                                     or Shares      Value (A)
                                                     ----------  ---------------
Stocks and Convertible Securities -- 97.7%

   Consumer -- 13.3%
      Consumer Discretionary -- 6.1%
      BJ's Wholesale Club, Inc. (B)(C)                  500,000  $    12,500,000
      Brinker International Inc. (B)                    400,000       13,648,000
      Gannett Co., Inc.                                  87,500        7,424,375
      Mattel, Inc.                                      575,000       10,493,750
      Newell Rubbermaid Inc.                            515,000       12,102,500
      Target Corp.                                      460,000       19,536,200
                                                                 ---------------
                                                                      75,704,825
                                                                 ---------------
      Consumer Staples -- 7.2%
      Coca-Cola Co.                                     200,000       10,096,000
      Dean Foods Co. (B)                                562,500       20,986,875
      Hershey Foods Corp.                               140,000        6,477,800
      PepsiCo, Inc.                                     440,000       23,707,200
      Procter & Gamble Co.                              340,000       18,509,600
      Safeway, Inc. (B)                                 423,000       10,718,820
                                                                 ---------------
                                                                      90,496,295
                                                                 ---------------
   Energy -- 7.6%
      BP plc ADR (C)                                    270,000       14,463,901
      ConocoPhillips                                    200,000       15,258,000
      Exxon Mobil Corp.                                 130,000        5,773,300
      Petroleum & Resources
         Corporation (D)                              1,985,996       47,286,577
      Schlumberger Ltd.                                 190,000       12,066,900
                                                                 ---------------
                                                                      94,848,678
                                                                 ---------------
   Financials -- 17.7%
      Banking -- 11.1%
      Bank of America Corp.                             220,000       18,616,400
      BankNorth Group, Inc.                             400,000       12,992,000
      Compass Bancshares Inc.                           300,000       12,900,000
      Fifth Third Bancorp                               200,000       10,756,000
      Investors Financial Services Corp. (C)            435,000       18,957,300
      Provident Bankshares Corp.                        335,021        9,662,019
      Wachovia Corp. (C)                                370,000       16,465,000
      Wells Fargo & Co.                                 400,000       22,892,000
      Wilmington Trust Corp.                            420,000       15,632,400
                                                                 ---------------
                                                                     138,873,119
                                                                 ---------------
      Insurance -- 6.6%
      AMBAC Financial Group, Inc.                       400,000       29,376,000
      American International Group, Inc.                738,675       52,652,755
                                                                 ---------------
                                                                      82,028,755
                                                                 ---------------
   Health Care -- 13.5%
      Abbott Laboratories                               350,000  $    14,266,000
      Bristol-Myers Squibb Co.                          345,000        8,452,500
      Enzon Pharmaceuticals, Inc. (B)(C)                100,000        1,276,000
      Genentech, Inc. (B)                               250,000       14,050,000
      HCA Inc.                                          450,000       18,715,500
      Hospira Inc. (B)                                   35,000          966,000
      Johnson & Johnson                                 335,000       18,659,500
      Laboratory Corp. of America Holdings (B)(C)       360,000       14,292,000
      MedImmune, Inc. (B)                               225,000        5,265,000
      Medtronic Inc.                                    310,000       15,103,200
      Pfizer Inc.                                     1,100,000       37,708,000
      Wyeth Co.                                         325,000       11,752,000
      Zimmer Holdings Inc. (B)                           90,000        7,938,000
                                                                 ---------------
                                                                     168,443,700
                                                                 ---------------
   Industrials -- 14.9%
      Black & Decker Corp.                              250,000       15,532,500
      Canadian National Railway Co. (C)                 255,000       11,115,450
      Donnelley (R.R.) & Sons Co. (C)                   375,000       12,382,500
      Emerson Electric Co.                              200,000       12,710,000
      General Electric Co.                            1,487,700       48,201,480
      Illinois Tool Works Inc.                          135,000       12,945,150
      Ingersoll-Rand Co. Ltd. (C)                       196,000       13,388,760
      Parker-Hannifin Corp.                             225,000       13,378,500
      3M Co.                                            165,000       14,851,650
      United Parcel Service, Inc.                        80,000        6,013,600
      United Technologies Corp.                         275,000       25,157,000
                                                                 ---------------
                                                                     185,676,590
                                                                 ---------------

--------------------------------------------------------------------------------
                                  June 30, 2004

                                                     Prin. Amt.
                                                     or Shares      Value (A)
                                                     ----------  ---------------
   Information Technology -- 15.0%
      Communication Equipment -- 2.7%
      Avaya Inc. (B)                                    575,000  $     9,079,250
      Corning Inc. (B)                                1,170,000       15,280,200
      Lucent Technologies Inc. (B)(C)                 2,540,000        9,601,200
                                                                 ---------------
                                                                      33,960,650
                                                                 ---------------
      Computer Related -- 9.7%
      BEA Systems Inc. (B)                              800,000        6,576,000
      BMC Software Inc. (B)                             310,000        5,735,000
      Cisco Systems, Inc. (B)                         1,200,000       28,440,000
      Dell Inc. (B)                                     400,000       14,328,000
      DiamondCluster International Inc. (B)             497,500        4,323,275
      Microsoft Corp.                                   800,000       22,848,000
      Oracle Corp. (B)                                  880,000       10,498,400
      Sapient Corp. (B)                               1,150,000        6,911,500
      Siebel Systems Inc. (B)                           800,000        8,544,000
      Sun Microsystems Inc. (B)                         515,000        2,235,100
      Symantec Corp. 3.00% Conv. Sub.
        Notes due 2006 (E)                           $  500,000        1,287,188
      Symantec Corp. (B)(C)                             215,000        9,412,700
                                                                 ---------------
                                                                     121,139,163
                                                                 ---------------
      Electronics -- 2.6%
      Cree, Inc. (B)(C)                                 500,000       11,640,000
      Intel Corp.                                       310,000        8,556,000
      Solectron Corp. (B)                             1,850,000       11,969,500
                                                                 ---------------
                                                                      32,165,500
                                                                 ---------------
   Materials -- 4.9%
      Air Products and Chemicals, Inc.                  250,000  $    13,112,500
      Albemarle Corp. (C)                                52,850        1,672,703
      du Pont (E.I.) de Nemours and Co.                 400,000       17,768,000
      Rohm & Haas Co.                                   400,000       16,632,000
      Smurfit-Stone Container Corp. (B)(C)              601,350       11,996,933
                                                                 ---------------
                                                                      61,182,136
                                                                 ---------------
   Telecom Services -- 4.3%
      Alltel Corp.                                      350,000       17,717,000
      BellSouth Corp.                                   415,000       10,881,300
      SBC Communications Inc.                           595,000       14,428,750
      Vodafone Group plc
         ADS (C)                                        492,613       10,886,758
                                                                 ---------------
                                                                      53,913,808
                                                                 ---------------
   Utilities -- 6.5%
      Aqua America, Inc.                                927,500       18,596,375
      Black Hills Corp. (C)                             255,000        8,032,500
      CINergy Corp. (C)                                 300,000       11,400,000
      Duke Energy Corp. (C)                             611,560       12,408,552
      Keyspan Corp.                                     400,000       14,680,000
      MDU Resources Group, Inc.                         675,000       16,220,250
                                                                 ---------------
                                                                      81,337,677
                                                                 ---------------
Total Stocks and Convertible Securities
   (Cost $924,398,720) (F)                                       $ 1,219,770,896
                                                                 ---------------

--------------------------------------------------------------------------------
                                  June 30, 2004

                                                  Prin. Amt.       Value (A)
                                               ---------------  ---------------
Short-Term Investments -- 1.9%
      U.S. Government Obligations -- 1.4%
         U.S. Treasury Bills,
            0.96%, due 8/19/04                 $    18,000,000  $    17,976,480
                                                                ---------------
      Commercial Paper -- 0.5%
         American General Finance Corp.,
            0.95 - 1.26%, due 7/6/04                 5,510,000        5,509,168
                                                                ---------------
Total Short-Term Investments
   (Cost $23,485,648)                                                23,485,648
                                                                ---------------
Securities Lending Collateral -- 5.6%
      Repurchase Agreements
         Daiwa Securities America Inc.,
           1.65%, due 7/1/04                                         52,504,003
      Time Deposits
         Nordeutsche Landesbanken
            GIR Hanover, 1.07%, due 7/8/04                            3,508,738
      Commercial Paper
         Citi Corp., 1.38%, due 8/3/04                                2,996,088
         Giro Balanced Funding Corp.,
            1.29%, due 7/15/04                                        2,998,167
         Holland Ltd,
            1.08%, due 7/12/04                                  $     2,998,557
         Jupiter Securitization Corp.,
            1.34%, due 8/2/04                                         1,997,468
         Surrey Funding Corp.,
            1.07 - 1.51%, due 7/12/04-9/24/04                         3,490,132
                                                                ---------------
Total Securities Lending Collateral
  (Cost $70,493,153)                                                 70,493,153
                                                                ---------------
Total Investments -- 105.2%
   (Cost $1,018,377,521)                                          1,313,749,697
   Cash, receivables and other
      assets, less liabilities-- (5.2)%                             (65,319,714)
                                                                ---------------
Net Assets-- 100.0%                                             $ 1,248,429,983
                                                                ===============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ, except restricted securities.
(B) Presently non-dividend paying.
(C) Some or all of these securities are on loan. See note 7 to financial statements.
(D) Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E) Restricted security (Symantec Corp. 3.00% Conv. Sub. Notes due 2006 acquired 10/18/01, cost $500,000).
(F) The aggregate market value of stocks held in escrow at June 30, 2004 covering open call option contracts written was $15,571,240. In addition, the aggregate market value of securities segregated by the Company's custodian required to collateralize open put option contracts written was $13,571,875.

                    SCHEDULE OF OUTSTANDING OPTION CONTRACTS
--------------------------------------------------------------------------------
                                  June 30, 2004

  Contracts
   (100                                                                          Contract
  Shares                                                              Strike    Expiration    Appreciation/
   Each)                         Security                              Price       Date       (Depreciation)
  ---------                      --------                             -------   ----------    --------------
                                  COVERED CALLS
    350    American International Group, Inc.                         $    80   Aug     04    $       33,948
    200    Black & Decker Corp.                                            65   Aug     04             6,499
    200    Brinker International Inc.                                      40   Jan     05            11,549
    150    Brinker International Inc.                                      40   Jul     04             7,299
    100    ConocoPhillips                                                  80   Aug     04             3,600
    100    Illinois Tool Works Inc.                                       100   Sep     04            (9,800)
    150    Ingersoll-Rand Co. Ltd.                                         70   Jul     04             1,800
    100    Ingersoll-Rand Co. Ltd.                                         80   Sep     04            12,200
    150    Investors Financial Services Corp.                              50   Jul     04            22,048
    150    Laboratory Corp. of America Holdings                            45   Aug     04            12,925
     65    Parker-Hannifin Corp.                                           65   Aug     04             3,380
    200    Procter & Gamble Co.                                            60   Oct     04             3,700
    100    Symantec Corp.                                                  55   Jul     04             7,700
    100    Symantec Corp.                                                  55   Oct     04             6,100
    150    United Technologies Corp.                                      100   Aug     04            12,149
    100    United Technologies Corp.                                      105   Nov     04             6,099
    150    Zimmer Holdings Inc.                                            95   Sep     04            (9,451)
  ---------                                                                                   --------------
   2,515                                                                                             131,745
  ---------                                                                                   --------------
                               COLLATERALIZED PUTS
    250    Avaya Inc.                                                      15   Sep     04             7,999
    250    Avaya Inc.                                                   12.50   Dec     04            14,249
    200    Bank of America Corp.                                           75   Aug     04            24,199
    100    Bank of America Corp.                                        70.00   Nov     04             5,200
    150    Canadian National Railway Co.                                36.63   Jul     04             6,849
     60    Canadian National Railway Co.                                   35   Oct     04             4,070
    250    du Pont (E.I.) de Nemours and Co.                            37.50   Oct     04            15,499
    100    Emerson Electric Co.                                            55   Sep     04            12,599
    250    Fifth Third Bancorp                                             50   Aug     04            15,749
    100    Gannett Co., Inc.                                               75   Oct     04             2,350
    250    Microsoft Corp.                                              22.50   Oct     04            20,499
    200    Murphy Oil Corp.                                                55   Jul     04            16,849
    100    Murphy Oil Corp.                                                50   Oct     04             5,200
    250    Smurfit-Stone Container Corp.                                   15   Aug     04            15,499
    200    Target Corp.                                                    40   Aug     04             2,650
    200    Target Corp.                                                    40   Oct     04             5,125
    100    Target Corp.                                                    35   Jan     05              (300)
    250    Wachovia Corp.                                                  40   Jan     05            (5,501)
    100    Wyeth Co.                                                       30   Jul     04             8,700
    100    Wyeth Co.                                                       30   Oct     04             5,700
    100    Wyeth Co.                                                       35   Oct     04               250
  ---------                                                                                   --------------
   3,560                                                                                             183,434
  ---------                                                                                   --------------
                                                                                              $      315,179
                                                                                              ==============

                         CHANGES IN PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
                   During the Three Months Ended June 30, 2004
                                   (unaudited)

                                                                                     Shares
                                                                    ----------------------------------------
                                                                                                   Held
                                                                     Additions    Reductions   June 30, 2004
                                                                    -----------   ----------   -------------
Avaya Inc.                                                              575,000                      575,000
Bank of America Corp.                                                    20,000                      220,000
Cree, Inc.                                                              256,100                      500,000
Duke Energy Corp.                                                       256,560(1)                   611,560
du Pont (E.I.) de Nemours and Co.                                       400,000                      400,000
Fifth Third Bancorp                                                      45,000                      200,000
Genentech, Inc.                                                         125,000(2)    10,000         250,000
Hershey Foods Corp.                                                      70,000(2)                   140,000
Hospira Inc.                                                             35,000(3)                    35,000
Lucent Technologies Inc.                                                440,000                    2,540,000
Procter & Gamble Co.                                                    170,000(2)                   340,000
Smurfit-Stone Container Corp.                                           162,850                      601,350
Wyeth Co.                                                                25,000                      325,000
Affymetrix Inc.                                                                      110,000              --
Albemarle Corp.                                                                      172,550          52,850
Aqua America, Inc.                                                                    22,500         927,500
BankNorth Group, Inc.                                                                 74,000         400,000
Black & Decker Corp.                                                                  50,000         250,000
Black Hills Corp.                                                                     15,000         255,000
CINergy Corp.                                                                        140,000         300,000
Donnelley (R.R.) & Sons Co.                                                           25,000         375,000
Duke Energy Corp. 8.25% Conv. Pfd. due 2004                                          400,000(1)           --
Ingersoll-Rand Co. Ltd.                                                                9,000         196,000
Johnson & Johnson                                                                     25,000         335,000
Laboratory Corp. of America Holdings                                                  60,000         360,000
Nokia Corp. ADR                                                                      400,000              --
Parker-Hannifin Corp.                                                                 50,000         225,000
Symantec Corp.                                                                        20,000         215,000
TECO Energy, Inc.                                                                    650,000              --

----------
(1) By conversion.
(2) By stock split.
(3) Received 1 share for 10 shares of Abbott Laboratories held.

                                   ----------

This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information.It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Stockholders of The Adams Express Company:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Adams Express Company (hereafter referred to as the "Company") at June 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 8, 2004

                         HISTORICAL FINANCIAL STATISTICS
--------------------------------------------------------------------------------

                                                                                Dividends      Distributions
                                                                     Net          from             from
                                                                    Asset     Net Investment   Net Realized
                                   Value of          Shares       Value per       Income          Gains
December 31                       Net Assets       Outstanding*     Share*      per Share*      per Share*
-----------                    -----------------   ------------   ---------   --------------   -------------
1994                           $     798,297,600     66,584,985   $   11.99    $         .33   $         .73
1995                                 986,230,914     69,248,276       14.24              .35             .76
1996                               1,138,760,396     72,054,792       15.80              .35             .80
1997                               1,424,170,425     74,923,859       19.01              .29            1.01
1998                               1,688,080,336     77,814,977       21.69              .30            1.10
1999                               2,170,801,875     80,842,241       26.85              .26            1.37
2000                               1,951,562,978     82,292,262       23.72              .22            1.63
2001                               1,368,366,316     85,233,262       16.05              .26            1.39
2002                               1,024,810,092     84,536,250       12.12              .19             .57
2003                               1,218,862,456     84,886,412       14.36              .17             .61
June 30, 2004                      1,248,429,983     84,408,612       14.79              .13+            .02+

----------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.
+ Paid or declared.

                                   ----------

                                  Common Stock
                      Listed on the New York Stock Exchange
                            and the Pacific Exchange

                            The Adams Express Company
             Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                        (410) 752-5900 or (800) 638-2479
                          Website: www.adamsexpress.com
                        E-mail: contact@adamsexpress.com
                       Counsel: Chadbourne & Parke L.L.P.
    Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP
         Transfer Agent & Registrar: American Stock Transfer & Trust Co.
                  Custodian of Securities: The Bank of New York

                      SHAREHOLDER INFORMATION AND SERVICES
--------------------------------------------------------------------------------

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and (b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their election by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment and
 Optional Cash Investments
   Service Fee                                              $2.50 per investment
   Brokerage Commission                                          $0.05 per share
Reinvestment of Dividends*
   Service Fee                                             2% of amount invested
                                               (maximum of $2.50 per investment)
   Brokerage Commission                                          $0.05 per share
Sale of Shares
   Service Fee                                                            $10.00
   Brokerage Commission                                          $0.05 per share
Deposit of Certificates for safekeeping                                    $7.50
Book to Book Transfers                                                  Included
To transfer shares to another participant or
 to a new participant
Fees are subject to change at any time.
Minimum and Maximum Cash Investments
Initial minimum investment (non-holders)                                 $500.00
Minimum optional investment (existing holders)                            $50.00
Electronic Funds Transfer (monthly minimum)                               $50.00
Maximum per transaction                                               $25,000.00
Maximum per year                                                            NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in "street" name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in AST's Plan or contact AST.

                                   ----------

                                   The Company
                            The Adams Express Company
                             Lawrence L. Hooper, Jr.
                  Vice President, General Counsel and Secretary
             Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                                 (800) 638-2479
                          Website: www.adamsexpress.com
                        E-mail: contact@adamsexpress.com

                               The Transfer Agent
                     American Stock Transfer & Trust Company
                        Address Shareholder Inquiries to:
                        Shareholder Relations Department
                                 59 Maiden Lane
                               New York, NY 10038
                                 (877) 260-8188
                            Website: www.amstock.com
                            E-mail: info@amstock.com

                        Investors Choice Mailing Address:
                        Attention: Dividend Reinvestment
                                  P.O. Box 922
                               Wall Street Station
                               New York, NY 10269
                          Website: www.InvestPower.com
                          E-mail: info@InvestPower.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There will be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.
                                                                              15

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Audit Committee of Listed Registrants - Item not applicable to semi-annual report.

Item 6: Schedule of Investments - This schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Item not applicable to semi-annual report.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                                 Maximum
                                     Total      Number (or
                                   Number of   Approximate
                                  Shares (or   Dollar Value)
             Total                  Units)    of Shares (or
             Number               Purchased    Units) that
               of      Average    as Part of   May Yet Be
             Shares     Price      Publicly     Purchased
              (or      Paid per   Announced     Under the
             Units)   Share (or    Plans or     Plans or
Period(2)  Purchased    Unit)      Programs     Programs
--------   ---------  ---------   ---------    ---------
Jan. 2004   175,900    $ 12.72     175,900     3,936,747
Feb. 2004    81,000    $ 12.96      81,000     3,855,747
Mar. 2004         0         --           0     3,855,747
Apr. 2004         0         --           0     3,855,747
May 2004     25,800    $ 12.34      25,800     3,829,947
June 2004   195,100    $ 12.60     195,100     3,634,847
--------   ---------  ---------   ---------    ---------
Total       477,800(1) $ 12.69     477,800(2)  3,634,847(2)


(1) There were no shares purchased other than through a publicly announced plan or program.

(2.a) The Plan was announced on December 11, 2003.
(2.b) The share amount approved was 5% of outstanding shares, or approximately 4,112,647 shares.
(2.c) The Plan will expire on or about December 9, 2004.
(2.d) None.
(2.e) None.

Item 9: Submission of Matters to a Vote of Security Holders - There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors made or implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 10: Controls and Procedures.

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

     (b) Internal Controls. There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits attached hereto.  (Attach certifications as exhibits)

(1) Not required at this time.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:  August 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:  August 2, 2004


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:  August 2, 2004